UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.  Name and address of issuer:

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

1)	Touchstone Diversified Small Cap Growth Fund
2)	Touchstone Growth Opportunities Fund
3)	Touchstone Large Cap Growth Fund
4)	Touchstone Mid Cap Growth Fund
5)	Touchstone Focused Fund
6)	Touchstone International Value Fund
7)	Touchstone Small Cap Growth Fund
8)	Touchstone Small Company Value Fund
9)	Touchstone Strategic Income Fund



3.  Investment Company Act File Number:          811-3651

    Securities Act File Number:                 2-80859


4(a).  Last day of fiscal year for which this Form is
filed:        March 31, 2013


4(b). __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be
paid on the registration fee due.


4(c). __ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):                    $1,439,679,453*

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:            $1,410,569,659

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                 $14,127,544,556

(iv)  Total available redemption credits (add Items
5(ii) and 5(iii):                                        $15,538,114,215

(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	               $0

(vi)	Redemption credits available for use in future
   years - if Item 5(i) is less than Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:    $(14,098,434,762)

(vii) Multiplier for determining registration fee (See
Instruction C.9):	                                          x.0001288

(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):                   =$0

* Aggregated sale price includes adjustment to original calculation of registration fee.

6.    Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None.

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which this Form is filed that
are available for use by the issuer in future fiscal
years, then state that number here:     None.

7.   Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
instruction D):      +$ NONE

8.   Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:	=$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:    __ Wire Transfer      __ Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)* /s/ Terrie A. Wiedenheft
                               Terrie A. Wiedenheft
                             Controller and Treasurer


Date   10/11/2013